Provisions	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Disclosure of Provisions
20. Provisions
The Group, as a result of the ordinary course of its business, may be a party to legal lawsuits of a labor, commercial and tax nature. A provision is recognized whenever the loss is classified as probable.

•	Financial guarantees and loan commitments: reflects the ECL arising from financial guarantees issued, unused balances of checking account overdrafts, credit cards and other loan commitments.

•
Provisions for reorganization: consistent with the goal of further aligning the organizational structure with the corporate strategy, achieving efficiency gains and streamlining the decision-making process across all work teams.

•	Other provisions: reflects the estimated amounts to pay class actions, labour, tax and commercial claims as well as other miscellaneous complaints.

	December 31, 2022	December 31, 2021
Other provisions	5,975,247	6,654,198
Provisions commercial claims	3,496,091	4,735,527
Provisions labor-related	614,825	552,679
Provisions tax claims	594,810	627,828
Others	1,269,521	738,164
Provisions for reorganization	—	2,616,915
Financial guarantees and loan commitments	2,694,198	1,662,857

TOTAL	8,669,445	10,933,970

Changes in fiscal year 2022 and 2021 are included below:

Accounts	Balances as of December 31, 2021	Increases	Provision reversals	Provisions used	Inflation adjustment	Balances as of December 31, 2022
- Other provisions	6,654,198	4,112,912	(1,748)	(848,113)	(3,942,002)	5,975,247
Provisions commercial claims	4,735,527	1,941,895	—	(408,497)	(2,772,834)	3,496,091
Provisions labor-related	552,679	666,023	—	(299,248)	(304,629)	614,825
Provisions tax claims	627,828	409,216	—	(132,108)	(310,126)	594,810
Others	738,164	1,095,778	(1,748)	(8,260)	(554,413)	1,269,521
- Provisions for reorganization	2,616,915	2,373,713	(227,853)	(3,703,183)	(1,059,592)	—
- Financial guarantees and loan commitments	1,662,857	2,044,813	—	—	(1,013,472)	2,694,198

TOTAL PROVISIONS	10,933,970	8,531,438	(229,601)	(4,551,296)	(6,015,066)	8,669,445

Accounts	Balances as of December 31, 2020	Increases	Provision reversals	Provisions used	Inflation adjustment	Balances as of December 31, 2021
- Other provisions	7,744,134	3,103,206	(4,402)	(1,217,503)	(2,971,237)	6,654,198
Provisions commercial claims	5,756,787	1,999,220	—	(898,043)	(2,122,437)	4,735,527
Provisions labor-related	737,720	356,639	—	(277,874)	(263,806)	552,679
Provisions tax claims	537,919	354,576	—	(20,091)	(244,576)	627,828
Others	711,708	392,771	(4,402)	(21,495)	(340,418)	738,164
- Provisions for reorganization	5,966,220	4,411,298	(576,486)	(5,648,848)	(1,535,269)	2,616,915
- Financial guarantees and loan commitments	4,012,231	1,382,454	(2,344,672)	—	(1,387,156)	1,662,857

TOTAL PROVISIONS	17,722,585	8,896,958	(2,925,560)	(6,866,351)	(5,893,662)	10,933,970

The expected terms to settle these obligations are as follows:

December 31, 2022
Provisions	Within 12 months	After 12 months
Other provisions	1,972,540	4,002,707
Provisions commercial claims	814,865	2,681,226
Provisions labor-related	116,589	498,236
Provisions tax claims	594,810	—
Others	446,276	823,245
Financial guarantees and loan commitments	2,694,198	—

December 31, 2021
Provisions	Within 12 months	After 12 months
Other provisions	4,059,122	2,595,076
Provisions commercial claims	2,828,955	1,906,572
Provisions labor-related	192,504	360,175
Provisions tax claims	627,828	—
Others	409,835	328,329
Provisions for reorganization	2,616,915	—
Financial guarantees and loan commitments	1,662,857	—

Possible contingencies
Contingent liabilities have not been recognized in these financial statements and correspond to 163 claims received (in court or administrative proceedings), that have arisen in the Bank’s ordinary course of business. The estimated amount of said claims amounts to 34,801 of which an outflow of funds is estimated for approximately 3,669 in the next 12 months. These claims are primarily related to leasing claims, petitions to secure evidence, and labor claims. The Group’s management and legal advisors consider that the probability of these cases resulting in an outflow of resources is possible, but not probable, and that the potential cash disbursements should not be material.